Significant equity transactions and acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Significant equity transactions and acquisitions
Schedule of fair values of the identifiable assets and liabilities at acquisition dates
The fair values of the identifiable assets and liabilities as at the date of the acquisitions are summarized in the following table:

Fair value recognized on acquisition
for 2017
RMB

Cash and cash equivalents	23,072
Property, plant and equipment, net	292
Intangible assets, net	60,684
Other assets	61,142
Current liabilities	(59,867)
Deferred tax liabilities	(15,171)
Net assets	70,152
Mandatorily redeemable noncontrolling interests	(63,569)
Goodwill arising on acquisitions	103,136
Total	109,719

Cash consideration	68,480
Fair value of previously held equity interests	41,239
Total consideration	109,719